o TLGIT P-4

                          SUPPLEMENT DATED JUNE 1, 2000
                              TO THE PROSPECTUS OF
                             TEMPLETON REGION FUNDS
                                   CLASS A & C
                              DATED AUGUST 1, 1999

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. On November 12, 1999, shareholders of the Templeton Latin America Fund approved a change to the classification of the fund from a diversified to a non-diversified investment company.

The following is added to the "Main Risks" section for the Templeton Latin America Fund:

  DIVERSIFICATION The fund is a non-diversified fund. It may invest a greater portion of its assets in the securities of one issuer than a diversified fund. The fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities, which may result in greater fluctuation in the value of the fund's shares. The fund, however, intends to meet certain tax diversification requirements.

III. The section "Management" on page 9 is replaced with the following:

[INSERT GRAPHIC OF A BRIEFCASE]  MANAGEMENT

Templeton Global Advisors Limited (Global Advisors), P.O. Box N-7759, Lyford Cay, Nassau, Bahamas, is the fund's investment manager. Together, Global Advisors and its affiliates manage over $233 billion in assets.

The team responsible for the fund's management is:

MARK G. HOLOWESKO CFA, PRESIDENT OF GLOBAL ADVISORS
Mr. Holowesko has been a manager of the fund since 1996. He joined the Franklin Templeton Group in 1985.

RICHARD SEAN FARRINGTON CFA, SENIOR VICE PRESIDENT OF GLOBAL ADVISORS
Mr. Farrington has been a manager of the fund since 1996. He joined the Franklin Templeton Group in 1991.

The fund pays Global Advisors a fee for managing the fund's assets. For the fiscal year ended March 31, 1999, the fund paid 0.75% of its average daily net assets to the manager for its services.

IV. The section "Management" on page 19 is replaced with the following:

[INSERT GRAPHIC OF A BRIEFCASE]   MANAGEMENT

Templeton Investment Counsel, Inc., (Investment Counsel), 500 East Broward Blvd., Ft. Lauderdale, FL 33394-3091, is the fund's investment manager. Together, Investment Counsel and its affiliates manage over $233 billion in assets.

The fund's lead portfolio manager is:

HEIDI S. ANDERSEN CFA, VICE PRESIDENT OF INVESTMENT COUNSEL
Ms. Andersen has been a manager of the fund since March 1999. She joined the Franklin Templeton Group in 1995.

The following individual has secondary portfolio management responsibilities:

MARK R. BEVERIDGE CFA, SENIOR VICE PRESIDENT OF INVESTMENT COUNSEL
Mr. Beveridge has been a manager of the fund since 1997. He joined the Franklin Templeton Group in 1985.

The fund pays Investment Counsel a fee for managing the fund's assets and making its investment decisions. For the fiscal year ended March 31, 1999, management fees, before any advance waiver, were 1.25% of the fund's average daily net assets. Under an agreement by the manager to limit its fees, the fund paid 0.57% of its average daily net assets to the manager. The manager may end this arrangement at any time upon notice to the fund's Board of Trustees.

V. The section "Sales charge waivers" on page 26 is replaced with the following:

  SALES CHARGE WAIVERS Class A shares may be purchased without an initial sales charge or CDSC by various individuals, institutions and retirement plans or by investors who reinvest certain distributions and proceeds within 365 days. Certain investors also may buy Class C shares without an initial sales charge. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. For information about retirement plans, you may call Retirement Services at 1-800/527-2020. A list of available sales charge waivers also may be found in the Statement of Additional Information (SAI).

VI. The section "Minimum investments" on page 26 is replaced with the following:


MINIMUM INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                                                                      INITIAL             ADDITIONAL
-----------------------------------------------------------------------------------------------------------

REGULAR ACCOUNTS                                                      $1,000              $50
-----------------------------------------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLANS                                            $50 ($25 FOR AN     $50 ($25 FOR AN
                                                                      EDUCATION IRA)       EDUCATION IRA)
-----------------------------------------------------------------------------------------------------------
UGMA/UTMA ACCOUNTS                                                    $100                $50
-----------------------------------------------------------------------------------------------------------
RETIREMENT ACCOUNTS
(OTHER THAN IRAS, IRA ROLLOVERS, EDUCATION IRAS OR ROTH IRAS)         NO MINIMUM          NO MINIMUM
-----------------------------------------------------------------------------------------------------------
IRAS, IRA ROLLOVERS, EDUCATION IRAS OR ROTH IRAS                      $250                $50
-----------------------------------------------------------------------------------------------------------
BROKER-DEALER SPONSORED WRAP ACCOUNT PROGRAMS                         $250                $50
-----------------------------------------------------------------------------------------------------------
FULL-TIME EMPLOYEES, OFFICERS, TRUSTEES AND DIRECTORS OF
FRANKLIN TEMPLETON ENTITIES, AND THEIR IMMEDIATE FAMILY MEMBERS        $100                $50
-----------------------------------------------------------------------------------------------------------

      PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE FOR SALE
                         IN YOUR STATE OR JURISDICTION.



VII. The section "Account Application" on page 27 is replaced with the following:

  ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 28). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

VIII. Effective July 3, 2000, the following is added to the section "Buying shares" on page 27:



[INSERT GRAPHIC OF PHONE]               If you have another Franklin Templeton       Before requesting a telephone purchase,
                                        account with your bank account               please make sure we have your bank account
 BY PHONE                               information on file, you may open a new      information on file. If we do not have this
(UP TO $100,000 PER DAY)                account by phone. The accounts must be       information, you will need to send written
1-800/632-2301                          identically registered.                      instructions with your bank's name and
                                                                                     address, a voided check or savings account
                                        To make a same day investment, please        deposit slip, and a signature guarantee if
                                        call us by 1:00 p.m. Pacific time or the     the ownership of the bank and fund accounts
                                        close of the New York Stock Exchange,        is different.
                                        whichever is earlier.
                                                                                     To make a same day investment, please call us
                                                                                     by 1:00 p.m. Pacific time or the close of the
                                                                                     New York Stock Exchange, whichever is earlier.




IX. The section "Automatic Investment Plan" on page 28 is replaced with the following:

  AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

X. The section "Telephone Privileges" on page 29 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

XI. In the Selling Shares table on page 32 the section "By Wire" is replaced with the following:

-------------------------------------------------------------------------------

[INSERT GRAPHICS OF           You can call or write to have redemption proceeds
THREE LIGHNING BOLTS]         sent to a bank account. See the policies above
                              mail or phone.

BY ELECTRONIC FUNDS           Before requesting to have redemption proceeds
TRANSFER (ACH)                sent to a bank account, please make sure we have
                              your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the ownership of the bank and fund accounts is different.

                              If we receive your request in proper form by 1:00 p.m. Pacific time, proceeds sent by ACH generally will be available within two to three business days.
-------------------------------------------------------------------------------

XII. The section "Statements and reports" on page 33 is replaced with the following:

  STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the Fund's financial reports every six months. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN. If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the Fund.

XIII. The section "Dealer compensation" on page 35 is replaced with the following:

  DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                                           CLASS A               CLASS C
--------------------------------------------------------------------------------
COMMISSION (%)                               --                  2.00

Investment under $50,000                     5.00                --

$50,000 but under $100,000                   3.75                --

$100,000 but under $250,000                  2.80                --

$250,000 but under $500,000                  2.00                --

$500,000 but under $1 million                1.60                --

$1 million or more                     up to 1.00/1/             --

12B-1 FEE TO DEALER                          0.35                1.00/2/

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans/1/ and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.


MARKET TIMERS. Please note that for Class A NAV purchases by market timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase. If a dealer commission is paid on a Class A NAV purchase that we later determine was made by a market timer, all commissions paid in connection with that purchase during the last twelve months must be returned.

1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.

2. Dealers may be eligible to receive up to 0.15% during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.

               Please keep this supplement for future reference.